Other Liabilities	12 Months Ended
Dec. 31, 2016
Other Liabilities [Abstract]
OTHER LIABILITIES

16. OTHER LIABILITIES

Other liabilities as of December 31, 2016 and 2015 consisted of:

	December 31,	December 31,
	2016	2015
Interest payable	$332,178	$551,492
Accruals	446,253	236,701
Other payables	218,206	189,638
Long-term debt	2,879,865	-
	$3,876,502	$977,831

On November 16, 2016, Feng Hui received a loan of $2,879,865 from Urumqi High-speed Railway Hub Comprehensive Development & Construction Investment Co., Ltd. with maturity date of November 15, 2021 from November 16, 2016. The interest rate is 1% and the principal is due upon maturity.